CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 394,228	$ 338,896	$ 312,220
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	651,205	567,901	540,575
Amortization of deferred financing costs and original issue premiums	20,324	22,311	26,022
Interest accretion on finance lease obligations	1,942	5,161	6,878
Net (gain) loss on disposal of property and equipment	(169)	1,518	5,409
Impairment loss recognized on property and equipment	9,590	0	23,197
Written-off of other assets	7,556	0	0
Addition (credit) for doubtful debts provision	33,176	(2,637)	(2,028)
Provision for input value-added tax	3,733	4,095	2,813
Loss on extinguishment of debt	6,333	3,461	49,337
Costs associated with debt modification	579	0	2,793
Share-based compensation	31,797	25,143	17,305
Net losses recognized on investment securities	41,737	111	0
Changes in operating assets and liabilities:
Accounts receivable	(77,627)	(60,475)	54,903
Inventories and prepaid expenses and other	(593)	(26,154)	(2,101)
Long-term prepayments, deposits and other	49,726	14,673	(49,370)
Accounts payable and accrued expenses and other	(341,756)	167,443	183,336
Other long-term liabilities	4,381	(8,078)	(10,192)
Net cash provided by operating activities	836,162	1,053,369	1,161,097
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for investment securities	(617,848)	(45,048)	(91,024)
Acquisition of property and equipment	(337,560)	(386,824)	(173,480)
Payments for capitalized construction costs	(109,851)	(251,233)	(341,509)
Placement of bank deposits with original maturities over three months	(60,152)	(24,823)	(62,591)
Acquisition of a subsidiary	(15,037)	0	0
Payments for intangible and other assets	(2,505)	(29,476)	0
Proceeds from sale of property and equipment	1,283	595	932
Proceeds from sale of investment securities	49,669	40,013	0
Withdrawals of bank deposits with original maturities over three months	60,152	34,675	263,547
Insurance proceeds received for damaged property and equipment	0	0	108
Net cash used in investing activities	(1,031,849)	(662,121)	(404,017)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(2,592,631)	(592,573)	(896,276)
Dividends paid	(300,995)	(271,531)	(821,328)
Payments of deferred financing costs	(28,825)	0	(34,552)
Net proceeds from issuance of shares of subsidiaries	83,233	277,881	30,132
Proceeds from exercise of share options	2,700	5,018	3,610
Proceeds from long-term debt	2,933,632	1,095,714	702,625
Repurchase of shares	0	(655,652)	0
Purchase of shares of a subsidiary	0	(199,267)	0
Principal payments on finance lease liabilities	0	(107)	(120)
Net cash provided by (used in) financing activities	97,114	(340,517)	(1,015,909)
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,486	(12,624)	(281)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(88,087)	38,107	(259,110)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGGING OF YEAR	1,520,589	1,482,482	1,741,592
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	1,432,502	1,520,589	1,482,482
SUPPLEMENTAL CASH FLOW DISCLOSURES
Cash paid for interest, net of amounts capitalized	(253,312)	(239,338)	(239,780)
Cash paid for income taxes, net of refunds	(3,889)	(275)	(6,537)
Cash paid for amounts included in the measurement of lease liabilities—operating cash flows from operating leases	(40,542)	0	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	56,623	54,226	34,147
Change in input value-added tax related to acquisition of property and equipment	8,648	0	0
Property and equipment contributed by noncontrolling interests	0	0	64,283
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	43,236	13,355	62,714
Change in amounts due from/to affiliated companies related to construction costs	0	7,759	10,847
Operating lease liabilities arising from obtaining operating lease right-of-use assets	27,693	0	0
Deferred financing costs included in accrued expenses and other current liabilities	4,204	0	26
Change in amounts due from affiliated companies related to issuance of shares of a subsidiary	0	0	162,729
Offering expenses capitalized for the issuance of shares of a subsidiary included in accrued expenses and other current liabilities	0	5,943	0
Repurchase of shares included in accrued expenses and other current liabilities	$ 0	$ 1,670	$ 0